Other Income and Expenses - Summary of other income and expenses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income:
Gain on sale of long-lived assets	$ 178	$ 324	$ 259
Cancellation of contingencies	1,079	641	745
Foreign exchange gain related to operating activities	339	105	0
Other	385	403	498
Other income	1,981	1,473	1,502
Other expenses:
Provisions for contingencies	1,306	1,146	938
Loss on the retirement of long-lived assets	186	177	199
Loss on sale of long-lived assets	84	74	201
Loss on the retirement of intangible assets	1	0	3
Impairment on equity investments	143	0	250
Severance payments	202	224	233
Donations	345	302	258
Foreign exchange losses related to operating activities	0	0	61
Other	986	533	166
Other expenses, by nature	$ 3,253	$ 2,456	$ 2,309